Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Interest expenses for capital lease	$ 223,904	$ 8,411	$ 41,110
Rental expenses	$ 306,396	$ 111,024	$ 103,733
Minimum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	5.00%	4.00%	3.40%
Maximum [Member]
Leases (Details) [Line Items]
Capital lease obligation percentage	6.00%	11.80%	17.00%